Business Combinations and Divestitures - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended	0 Months Ended
	Aug. 15, 2014	Dec. 31, 2014 JointVentures	Jul. 01, 2014	Jan. 27, 2014
Acquisitions And Divestitures [Line Items]
Pretax gain on divestiture of business	$ 47,804
Payment to acquire the remaining interest in the joint ventures		19,480
Number of joint ventures		2
Texas Industries Inc.
Acquisitions And Divestitures [Line Items]
Number of shares issued per single share				0.7
Common shares issued to former shareholders				20,309,000
Stock price			$ 132
Aggregate value of common shares issued to former shareholders			2,680,788
Stock options and stock appreciation rights converted into stock awards			71,085
Total consideration transferred		2,756,934
Total revenues from operations included in the consolidated earnings statements		539,061
Total earnings from operations included in the consolidated earnings statements		42,239
Business development and acquisition integration expenses inclusive of severance cost		90,487
Pro forma after tax expense		$ 51,776